Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Bank of Hawaii Retirement Savings Plan (the “Plan”) provides only general information about the Plan’s provisions. Participants should refer to the Plan Document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan for employees of Bank of Hawaii Corporation, and certain of its subsidiaries (collectively, the “Company”) who have at least 60 days of service. In addition, the Company provides matching contributions after completion of 12 months of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).
Bank of Hawaii (the “Bank” or the “Plan Administrator”), a subsidiary of the Company, is the Plan administrator and plan sponsor. All assets of the Plan are held in trust by Vanguard Fiduciary Trust Company (“Vanguard”), as trustee, and all benefits are provided by such trust.
Certain prior period information has been reclassified to conform with current year presentation.
Contributions

Participating employees are allowed to contribute up to 50% of their eligible compensation (within federal limits) on a pre-tax or after-tax basis to the Plan. The Company makes matching contributions on behalf of participants equal to $1.25 for each $1.00 contributed by participants, up to 2% of the participants’ eligible compensation, and $0.50 for every $1.00 contributed by participants over 2%, up to 5% of the participants’ eligible compensation. A 3% fixed contribution and a discretionary value-sharing contribution, that is linked to the Company’s financial goals, are made regardless of whether the participating employee contributes to the Plan and are invested in accordance with the participant’s selection of investment options available under the Plan. For the years ended December 31, 2025 and 2024, value-sharing contributions were approximately $1,111,000 and $881,000, respectively. Total employer and employee contributions are limited to certain maximum annual amounts, including those imposed under the Internal Revenue Code. A participant is entitled to allocations of the Company’s fixed and value-sharing contributions for the calendar year in which the participant terminated employment due to retirement, disability or death.
Participants direct their elective contributions into various investment options offered by the Plan and can change their investment options. The Company’s contributions are also invested as directed by the participants.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, the Company’s matching contributions, and allocation of Plan earnings and is charged with an allocation of administrative expenses. Plan earnings are allocated based on the participant’s share of net earnings or losses of their respective elected investment options. Allocations of administrative expenses are based on the participant’s account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Under current Plan provisions, participants are immediately vested in their accounts.
1. Description of the Plan (continued)
Participant Loans
Participants are allowed to borrow a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of the current value of their vested account balance. Loan terms do not exceed five years unless the loan is used for the purchase of a primary residence. The loans are secured by the balance in the participant's account. The interest rate on a loan is set at the time a participant applies for the loan. Principal and interest is repaid ratably into the participant’s account through payroll deductions. No loans secured by Bank of Hawaii Corporation common stock are permitted.
Benefit Payments

Distributions are eligible to be paid upon death, disability, retirement, or termination of employment, or may be paid earlier subject to Plan provisions. For all accounts under the Plan that exceed $5,000, a distribution can only be made if the participant consents in writing to such a distribution. Participants may also elect to defer distributions.
Administrative Expenses
Fees paid to the Plan’s trustee and some administrative expenses incurred in connection with the operation of the Plan are paid by the Company. Plan recordkeeping fees, managed account fees, loan processing fees, and qualified domestic relations order (“QDRO”) fees are paid by the participant. Consulting fees and other expenses relating to purchases, sales, or transfers of the Plan’s investments are paid by the Company.
Plan Termination
In the event that the Board of Directors of the Bank terminates the Plan, each member’s interest in the Plan will remain fully vested and non-forfeitable. The Board of Directors may require all participants and beneficiaries to withdraw such amounts in cash, in kind, in any other form or any combination thereof, as it may determine in its sole discretion.